Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Inventories

Inventories as of December 31, 2019 and 2020 are as follows:

		2019
		Acquisition cost	Valuation allowance	Book value
		In millions of won
Raw materials	￦	3,790,443	(1,430)	3,789,013
Merchandises		340	—	340
Work-in-progress		165,073	—	165,073
Finished goods		58,280	—	58,280
Supplies		2,121,363	(4,369)	2,116,994
Inventories-in-transit		906,267	—	906,267
Other inventories		14,733	—	14,733

	￦	7,056,499	(5,799)	7,050,700

		2020
		Acquisition cost	Valuation allowance	Book value
		In millions of won
Raw materials	￦	3,602,073	(885)	3,601,188
Merchandises		234	—	234
Work-in-progress		148,067	—	148,067
Finished goods		42,070	—	42,070
Supplies		2,280,682	(7,892)	2,272,790
Inventories-in-transit		666,967	—	666,967
Other inventories		11,593	—	11,593

	￦	6,751,686	(8,777)	6,742,909

The reversals of the allowance for loss on inventory valuation due to increase in the net realizable value of inventories deducted from cost of sales for the years ended December 31, 2018, 2019 and 2020 were ￦3,723 million , ￦4,872 million and ￦2,020 million, respectively.

The amounts of loss from inventory valuation included in other gains or losses for the years ended December 31, 2018, 2019 and 2020 were ￦1,953 million, ￦3,127 million and ￦4,998 million, respectively.